Offerings	Sep. 12, 2025 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share(1)
Fee Rate	0.01531%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share(1)
Fee Rate	0.01531%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Preferred Stock Purchase Rights(1)(3)
Fee Rate	0.01531%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities(1)
Fee Rate	0.01531%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants(1)
Fee Rate	0.01531%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts(1)
Fee Rate	0.01531%
Offering: 8
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights(1)
Fee Rate	0.01531%
Offering: 9
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Shares(1)
Fee Rate	0.01531%
Offering: 10
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units(1)
Fee Rate	0.01531%
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 13,560,999.75
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,076.19
Offering Note	1. There are being registered hereunder such indeterminate number of the securities of each identified class being registered as may be sold from time to time at indeterminate prices, with an initial aggregate public offering price not to exceed $200,000,000. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. To the extent that separate consideration is received for any such securities, the aggregate amount of such consideration will be included in the aggregate offering price of all securities sold. If any debt securities are issued at an original issue discount, then the offering may be in such greater principal amount as shall result in a maximum aggregate offering price not to exceed $200,000,000, less the aggregate dollar amount of all securities previously issued hereunder. Any securities registered hereunder may be sold separately or as part of units, which may consist of any combination of the securities registered hereunder. 2. Pursuant to General Instruction I.C of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price. 3. Preferred stock purchase rights are not currently separable from the common shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the common shares.
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.01 per share
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Preferred Stock Purchase Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 17
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 18
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Shares
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 19
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Offering: 20
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 186,439,000.25
Carry Forward Form Type	F-3
Carry Forward File Number	333-267170
Carry Forward Initial Effective Date	Sep. 13, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,540.00
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this registration statement include unsold securities of the Registrant previously registered on its registration statement on Form F-3 (Registration No. 333-267170), filed with the Securities and Exchange Commission on October 21, 2019 and declared effective on September 13, 2022, which the Registrant refers to as the Prior Registration Statement. The previously paid filing fee relating to such unsold securities under the Prior Registration Statement will continue to be applied to such unsold securities registered on this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, any such unsold securities are sold pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of unsold securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Registration Statement, if not previously terminated, will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 21
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, underlying previously- issued Warrants
Amount Registered | shares	837,094
Maximum Aggregate Offering Price	$ 13,560,922.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,076.18